Fair value measurement - Hierarchy of assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement [line Items]
Fair value of account receivable (subject to provisional pricing)	$ 133,977	$ 126,553
Bank loans	50,000	65,793
Financial obligations	1,059,236	475,624
Contingent consideration liability	17,718	22,100	$ 16,410	$ 15,755
Hedge instruments	6,976	18,439
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of fair value measurement [line Items]
Derivative financial asset liabilities	12,793	101,434
Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement [line Items]
Fair value of account receivable (subject to provisional pricing)	0	0
Bank loans	0	0
Financial obligations	0	0
Contingent consideration liability	0	0
Hedge instruments	0	0
Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement [line Items]
Fair value of account receivable (subject to provisional pricing)	133,977	126,553
Bank loans	50,000	65,793
Financial obligations	1,059,236	475,624
Hedge instruments	6,976	18,439
Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement [line Items]
Fair value of account receivable (subject to provisional pricing)	0	0
Bank loans	0	0
Financial obligations	0	0
Contingent consideration liability	17,718	22,100
Hedge instruments	$ 0	$ 0